INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

14.  INCOME TAXES

The following table presents GFL’s income tax reconciliations for the periods indicated:

	Year ended December 31,
	2023	2022
Income (loss) before income taxes	$192.1	$(359.3)
Income tax expenses (recovery) at the combined basic federal and provincial tax rate (26.5% in 2023; and 26.5% in 2022)	50.9	(95.2)
Decrease (increase) resulting from:
Permanent differences	124.6	(87.0)
Variance between combined Canadian tax rate and the tax rate applicable to U.S. income	(0.7)	3.7
(Recognition) de-recognition of deferred income tax assets	(15.8)	1.2
Other	0.9	1.2
Income tax expenses (recovery)	$159.9	$(176.1)

The effective income tax rates differ from the amount that would be computed by applying the combined federal and provincial statutory income tax rates to loss before income taxes.

Deferred income taxes

Deferred income taxes represent the net tax effect of non-capital tax losses and temporary differences between the consolidated financial statement carrying amounts and the tax basis of assets and liabilities.

The following table presents GFL’s deferred income tax assets and liabilities and their changes for the periods indicated:

					Recognized in
	Balance,	Acquisitions			other	Balance,
	December	via business	Foreign	Recognized	comprehensive	December
	31, 2022	combinations	exchange	in net loss	loss	31, 2023
Deferred income tax assets
Non-capital loss carry forwards	$464.7	$—	$(2.7)	$(5.7)	$—	$456.3
Landfill closures and post-closure obligations	205.0	—	(4.1)	13.8	—	214.7
Accrued liabilities	3.4	—	(0.1)	1.0	—	4.3
Other	194.7	11.9	(1.0)	(23.0)	(0.4)	182.2
	$867.8	$11.9	$(7.9)	$(13.9)	$(0.4)	$857.5
Deferred income tax liabilities
Property and equipment	$929.9	$11.8	$(16.9)	$(85.8)	$—	$839.0
Intangible assets	592.1	85.0	(4.5)	(136.6)	—	536.0
Cash flow hedges	(15.8)	—	—	0.4	9.8	(5.6)
Other	(55.8)	3.3	(1.2)	11.0	—	(42.7)
	$1,450.4	$100.1	$(22.6)	$(211.0)	$9.8	$1,326.7

Acquisitions via business combinations includes $4.7 million of measurement period adjustments to adjust previously reported purchase price allocations completed during prior years.

As at December 31, 2023, GFL had income tax losses of approximately $1,716.0 million ($1,871.6 million as at December 31, 2022) available to carry forward to reduce future years’ taxable income. If not utilized, these losses will begin to expire in 2027 and fully expire in 2043.

						Recognized in
	Balance,		Acquisitions			other	Balance,
	December	Discontinued	via business	Foreign	Recognized	comprehensive	December
	31, 2021	operations	combinations	exchange	in net loss	loss	31, 2022
Deferred tax assets
Non-capital loss carry forwards	$446.8	$(13.8)	$5.7	$11.0	$15.0	$—	$464.7
Landfill closures and post-closure obligations	178.1	—	0.9	9.8	16.2	—	205.0
Accrued liabilities	1.2	—	(0.3)	1.2	1.3	—	3.4
Other	134.2	19.2	6.1	(2.0)	37.2	—	194.7
	$760.3	$5.4	$12.4	$20.0	$69.7	$—	$867.8
Deferred tax liabilities
Property and equipment	$774.9	$(13.5)	$62.6	$60.0	$45.9	$—	$929.9
Intangible assets	711.7	(1.9)	3.4	(1.7)	(119.4)	—	592.1
Cash flow hedges	5.8	—	—	—	—	(21.6)	(15.8)
Other	(8.2)	(3.7)	(2.0)	(4.6)	(37.3)	—	(55.8)
	$1,484.2	$(19.1)	$64.0	$53.7	$(110.8)	$(21.6)	$1,450.4